Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Directors' and key management remuneration
Schedule of directors' remuneration

	2021	2020
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,641	1,708
Chairman and executive directors emoluments	4,688	4,349
	6,329	6,057
Amounts receivable under long-term incentive plans and share option plans	549	609
Total	6,878	6,666

Schedule of compensation of key management

	2021	2020
	£000	£000
Short-term benefits	18,124	18,718
Post-employment benefits	380	474
Share-based payments	2,491	3,249
	20,995	22,441